MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Principal repayments
Principal repayments of borrowings	$ 7,083	$ 6,409
Principal repayment of borrowings	7,083	6,409
Non-recourse borrowings of managed entities	136,292	111,809
Subsidiary equity obligations	4,132	3,876
Interest expense
Corporate borrowings	3,221	3,014
Non-recourse borrowings	28,124	26,394
Subsidiary equity obligations	731	885
Less than 1 year
Principal repayments
Principal repayments of borrowings	0
Principal repayment of borrowings		440
Non-recourse borrowings of managed entities	15,563	11,159
Subsidiary equity obligations	188	185
Interest expense
Corporate borrowings	327	278
Non-recourse borrowings	5,210	5,126
Subsidiary equity obligations	151	151
1 to 3 Years
Principal repayments
Principal repayments of borrowings	269
Principal repayment of borrowings		257
Non-recourse borrowings of managed entities	28,396	34,055
Subsidiary equity obligations	1,677	1,417
Interest expense
Corporate borrowings	629	535
Non-recourse borrowings	8,524	8,124
Subsidiary equity obligations	261	307
Later than four years and not later than five years [member]
Principal repayments
Principal repayments of borrowings	1,597
Principal repayment of borrowings		441
Non-recourse borrowings of managed entities	34,602	24,633
Subsidiary equity obligations	745	356
Interest expense
Corporate borrowings	551	504
Non-recourse borrowings	6,641	5,820
Subsidiary equity obligations	212	218
Greater than 5 years
Principal repayments
Principal repayments of borrowings	5,217
Principal repayment of borrowings		5,271
Non-recourse borrowings of managed entities	57,731	41,962
Subsidiary equity obligations	1,522	1,918
Interest expense
Corporate borrowings	1,714	1,697
Non-recourse borrowings	7,749	7,324
Subsidiary equity obligations	$ 107	$ 209